Mineral Property, Plant, and Equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	$ 228,098
Property and equipment at end of period	246,728	$ 228,098
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	236,939	167,873
Additions	49,309	82,721
Transfers to inventories		(13,655)
Disposals	(2,071)
Transfers	0
Property and equipment at end of period	284,177	236,939
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(8,841)	(2,187)
Disposals	706
Depreciation	(21,348)	(6,654)
Depreciation charge captured in inventory	(7,966)
Property and equipment at end of period	(37,449)	(8,841)
Reserves and Resources
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	105,100
Property and equipment at end of period	129,928	105,100
Reserves and Resources | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	106,636	62,285
Additions	37,518	58,006
Transfers to inventories		(13,655)
Disposals	0
Transfers	152
Property and equipment at end of period	144,306	106,636
Reserves and Resources | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(1,536)	0
Disposals	221
Depreciation	(9,554)	(1,536)
Depreciation charge captured in inventory	(3,509)
Property and equipment at end of period	(14,378)	(1,536)
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488
Property and equipment at end of period	2,336	2,488
Exploration and Evaluation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488	2,488
Additions	0	0
Transfers to inventories		0
Disposals	0
Transfers	(152)
Property and equipment at end of period	2,336	2,488
Exploration and Evaluation | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Disposals	0
Depreciation	0	0
Depreciation charge captured in inventory	0
Property and equipment at end of period	0	0
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	120,510
Additions	11,791
Property and equipment at end of period	114,464	120,510
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	127,815	103,100
Additions		24,715
Transfers to inventories		0
Disposals	(2,071)
Transfers	0
Property and equipment at end of period	137,535	127,815
Plant and Equipment | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(7,305)	(2,187)
Disposals	485
Depreciation	(11,794)	(5,118)
Depreciation charge captured in inventory	(4,457)
Property and equipment at end of period	$ (23,071)	$ (7,305)